Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase (Parentheticals)	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2022
Holigen Holdings Limited and RPK Biopharma Unipessoal, LDA [Member]
Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase (Parentheticals) [Line Items]
Fair value of 1,900,000 common shares of the Company	1,900,000	1,900,000	190,000